Derivative Instruments and Collections on Behalf of Third Parties (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Collections on Behalf of Third Parties [Abstract]
Schedule of Derivative Instruments and Collections

The balance of derivative instruments and collections on behalf of third parties is shown below:

	As at December 31,
	2024	2023
Collections on behalf of third parties (1)	59,029	123,023
Derivative financial instruments (2)	1,174	11,299
Derivative financial instruments designated as hedge instruments (3)	278	5,488
Total derivative instruments and collections on behalf of third parties	60,481	139,810

(1)	Collections on behalf of third parties includes amounts received for services where Éxito Group acts as an agent, such as travel agency sales, and payments and banking services provided to customers. Include $11,973 (December 31, 2023 - $26,515) with third parties (Note 10.5).

(2)	As of December 31, 2024, it corresponds to the following transactions::
(3)	Derivative instruments designated as hedging instrument are related to forward. The fair value of these instruments is determined based on valuation models.

Schedule of Covered Risk Transactions	As of December 31, 2024, it corresponds to the following transactions::
	Nature of the covered risk	Covered item	Notional amount	Fair value
Forward	Exchange rate	Foreign currency liabilities	MUSD / $16.600 MEUR / $4.020	1,174

As of December 31, 2023, it corresponds to the following transactions:

	Nature of the covered risk	Covered item	Notional amount	Fair value
Forward	Exchange rate	Foreign currency liabilities	MUSD / $34.600 MEUR / $4.110	11,299

Schedule of Maturities of Instruments

The detail of maturities of these instruments at December 31, 2024 is shown below:

Derivative	Less than 3 months	From 3 to 6 months	From 6 to 12 months	More than 12 months	Total
Forward	922	252	-	-	1,174

The detail of maturities of these instruments at December 31, 2023 is shown below:

Derivative	Less than 3 months	From 3 to 6 months	From 6 to 12 months	More than 12 months	Total
Forward	6,938	4,361	-	-	11,299

Schedule of Hedging Transactions

At December 31, 2024, relates to the following transactions:

	Nature of risk hedged	Hedged item	Range of rates for hedged item	Range of rates for hedge instruments	Amount hedged	Amounts recognized in other comprehensive income	Amounts recognized in profit or loss	Fair value
Forward	Exchange rate	Trade accounts payable and other accounts payable – Purchase of assets (Note 23)	USD/COP	1 USD / $4,466.19	5.2 MUSD	5,210	-	278

At December 31, 2023, relates to the following transactions:

	Nature of risk hedged	Hedged item	Range of rates for hedged item	Range of rates for hedge instruments	Amount hedged	Amounts recognized in other comprehensive income	Amounts recognized in profit or loss	Fair value
Forward	Exchange rate	Trade accounts payable and other accounts payable – Purchase of assets (Note 23)	USD/COP	1 USD / $4,204.54	15.5 MUSD	(5,488)	-	5,488

Schedule of Maturities of Hedge Instruments

The detail of maturities of these hedge instruments at December 31, 2024 is shown below:

	Less than 1 month	From 1 to 3 months	From 3 to 6 months	From 6 to 12 months	More than 12 months	Total
Forward	278	-	-	-	-	278

The detail of maturities of these hedge instruments at December 31, 2023 is shown below:

	Less than 1 month	From 1 to 3 months	From 3 to 6 months	From 6 to 12 months	More than 12 months	Total
Forward	2,621	2,867	-	-	-	5,488